Summary Of Significant Accounting Policies (Taxation&Net Income/(Loss) per Share&Short-term Investments) (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Apr. 17, 2020	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Withholding tax rate on dividends, foreign invested enterprises to foreign holding companies			10.00%
Statutory income tax rate			25.00%	25.00%	25.00%
Class A ordinary shares [Member] | Changyou [Member] | Changyou Merger [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Consideration Per Share	$ 5.40
Class A ordinary shares [Member] | Share Options [Member] | Changyou [Member] | Changyou Merger [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Exercise Price of Shares	0.01
Changyou 2014 and 2019 Share Incentive Plan [Member] | Class A ordinary shares [Member] | Share Options [Member] | Changyou [Member] | Changyou Merger [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Share-based compensation by share based payment arrangement per share weighted average price per share	5.39
Accrued fixed price, initial	5.39
Accrued fixed price, final	5.39
Changyou 2014 Share Incentive Plan [Member] | Class A ordinary shares [Member] | Share Options [Member] | Changyou [Member] | Changyou Merger [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Weighted Average Exercise Price, Exercised	5.39
Consideration Per Share	5.40
Exercise Price of Shares	0.01
Share-based compensation by share based payment arrangement per share weighted average price per share	5.39
Accrued fixed price, initial	5.39
Accrued fixed price, final	$ 5.39
Sohu [Member] | Ordinary Shares [Member] | Changyou [Member] | Changyou Merger [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Effective Interest held	100.00%
Minimum [Member] | Time Deposit [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Restricted Investment Maturity Period			3 months
Minimum [Member] | Long Term Time Deposit [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Restricted Investment Maturity Period			1 year
Maximum [Member] | Time Deposit [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Restricted Investment Maturity Period			1 year
Thereafter tax years after December 31,2017 [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Statutory income tax rate						21.00%
Prior tax years before December 31,2017 [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Statutory income tax rate							35.00%
HONG KONG
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Preferential withholding tax rate on dividends, foreign invested enterprises			5.00%
UNITED STATES
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Provisional amount of income tax expense recognized for the Toll Charge		$ 219
Reduction in liability for deferred income tax		$ 4
Unrecognized tax benefit recorded						$ 142
Interest in connection with unrecognized tax benefit			$ 5	$ 6
Decrease in Unrecognized Tax Benefits is Reasonably Possible						$ 77
UNITED STATES | Thereafter tax years after December 31,2017 [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Statutory income tax rate						21.00%
UNITED STATES | Prior tax years before December 31,2017 [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Statutory income tax rate							35.00%
CHINA
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Withholding tax rate on dividends, foreign invested enterprises to foreign holding companies			10.00%
State Administration of Taxation, China [Member]
Taxation&Net Income/(Loss) per Share&Short-term Investments[Line Items]
Value-added tax rate			6.00%
Statutory income tax rate			25.00%